Fixed Assets, net & Right-of-use Assets - Schedule of aggregate future amortization of unfavorable charters (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Amortization for the periods ending:
Total	$ 74,100
Unearned revenue
Amortization for the periods ending:
Less: Current portion	36,500
Unearned revenue, net of current portion
Amortization for the periods ending:
Total non-current portion	25,300
TEU sister vessels
Amortization for the periods ending:
December 31, 2022	36,454
December 31, 2023	20,806
Until April 2024	4,534
Total	61,794
Less: Current portion	(36,454)
Total non-current portion	$ 25,340